Fair Value Measurements - Fair Value of Derivative Warrant Liabilities (Detail) - Private Placement Warrants [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 23,114,374	$ 11,003,918
Change in fair value	9,592,439	12,110,456
Fair value, Ending balance	$ 13,521,935	$ 23,114,374